PSF PGIM LADDERED ALLOCATION S&P 500 BUFFER 12 PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 98.0%
Affiliated Exchange-Traded Funds
PGIM S&P 500 Buffer 12 ETF - January*	959	$30,379
PGIM S&P 500 Buffer 12 ETF - February*	982	30,407
PGIM S&P 500 Buffer 12 ETF - March*	974	30,374
PGIM S&P 500 Buffer 12 ETF - April*	1,045	30,352
PGIM S&P 500 Buffer 12 ETF - May*	1,003	30,343
PGIM S&P 500 Buffer 12 ETF - June*	1,016	30,371
PGIM S&P 500 Buffer 12 ETF - July*	1,009	30,413
PGIM S&P 500 Buffer 12 ETF - August*	998	30,390
PGIM S&P 500 Buffer 12 ETF - September*	1,016	30,419
PGIM S&P 500 Buffer 12 ETF - October*	1,021	30,314
PGIM S&P 500 Buffer 12 ETF - November*	1,017	30,337
PGIM S&P 500 Buffer 12 ETF - December*	1,035	30,413

Total Long-Term Investments (cost $346,429)		364,512

	Shares	Value
Short-Term Investment — 2.6%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.308%) (cost $9,794)	9,794	$9,794

TOTAL INVESTMENTS—100.6% (cost $356,223)(wa)		374,306

Liabilities in excess of other assets — (0.6)%		(2,123)

Net Assets — 100.0%		$372,183

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF—Exchange-Traded Fund
S&P—Standard & Poor’s

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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